united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Gemini Fund Services, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Dynamic International Opportunity Fund

Class I (ICCIX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.24%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic International Opportunity Fund
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Bloomberg Global Aggregate Index
MSCI ACWI ex USA Net (USD)
$15,000
$10,000
$5,000
$0
$14,579
$13,797
$13,070
$9,584
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Dynamic International Opportunity Fund	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	Bloomberg Global Aggregate Index	MSCI ACWI ex USA Net (USD)
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,638	$9,426	$9,290	$9,474
Jun-2016	$9,197	$8,990	$10,115	$8,504
Jun-2017	$10,657	$10,179	$9,895	$10,243
Jun-2018	$10,910	$10,744	$10,029	$10,988
Jun-2019	$11,198	$11,053	$10,615	$11,130
Jun-2020	$12,140	$10,856	$11,063	$10,595
Jun-2021	$14,528	$13,576	$11,355	$14,380
Jun-2022	$11,925	$11,119	$9,623	$11,587
Jun-2023	$12,883	$12,060	$9,496	$13,061
Jun-2024	$13,797	$13,070	$9,584	$14,579

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.87%	7.09%	4.26%	3.27%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	2.98%	8.38%	3.41%	2.71%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	- 2.02%	- 0.42%
MSCI ACWI ex USA Net (USD)	5.69%	11.62%	5.55%	3.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$107,385,466
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$494,022
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.6%
Exchange-Traded Funds	69.9%
Money Market Funds	14.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
81.7%
Money Market Funds
35.1%
Liabilities in Excess of Other Assets
-16.8%

Value	Value
Liabilities in Excess of Other Assets	-16.8%
Money Market Funds	35.1%
Equity	81.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.2%
First American Treasury Obligations Fund, Class X	16.9%
Franklin FTSE Japan ETF	9.4%
iShares MSCI France ETF	5.7%
Franklin FTSE United Kingdom ETF	5.1%
Franklin FTSE India ETF	4.4%
iShares China Large-Cap ETF	4.2%
iShares MSCI India ETF	4.1%
iShares MSCI Italy ETF	3.9%
iShares MSCI Netherlands ETF	3.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Dynamic International Opportunity Fund - Class I (ICCIX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Dynamic-INTLI-SAR 063024

Dynamic International Opportunity Fund

Class N (ICCNX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$74	1.49%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic International Opportunity Fund
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Bloomberg Global Aggregate Index
MSCI ACWI ex USA Net (USD)
$15,000
$10,000
$5,000
$0
$14,579
$13,454
$13,070
$9,584
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Dynamic International Opportunity Fund	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	Bloomberg Global Aggregate Index	MSCI ACWI ex USA Net (USD)
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,615	$9,426	$9,290	$9,474
Jun-2016	$9,146	$8,990	$10,115	$8,504
Jun-2017	$10,573	$10,179	$9,895	$10,243
Jun-2018	$10,806	$10,744	$10,029	$10,988
Jun-2019	$11,058	$11,053	$10,615	$11,130
Jun-2020	$11,957	$10,856	$11,063	$10,595
Jun-2021	$14,281	$13,576	$11,355	$14,380
Jun-2022	$11,682	$11,119	$9,623	$11,587
Jun-2023	$12,590	$12,060	$9,496	$13,061
Jun-2024	$13,454	$13,070	$9,584	$14,579

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.78%	6.86%	4.00%	3.01%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	2.98%	8.38%	3.41%	2.71%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	- 2.02%	- 0.42%
MSCI ACWI ex USA Net (USD)	5.69%	11.62%	5.55%	3.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$107,385,466
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$494,022
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.6%
Exchange-Traded Funds	69.9%
Money Market Funds	14.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.8%
Money Market Funds	35.1%
Equity	81.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.2%
First American Treasury Obligations Fund, Class X	16.9%
Franklin FTSE Japan ETF	9.4%
iShares MSCI France ETF	5.7%
Franklin FTSE United Kingdom ETF	5.1%
Franklin FTSE India ETF	4.4%
iShares China Large-Cap ETF	4.2%
iShares MSCI India ETF	4.1%
iShares MSCI Italy ETF	3.9%
iShares MSCI Netherlands ETF	3.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Dynamic International Opportunity Fund - Class N (ICCNX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Dynamic-INTLN-SAR 063024

Dynamic U.S. Opportunity Fund

Class I (ICSIX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.24%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic U.S. Opportunity Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$24,815
$22,325
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Dynamic U.S. Opportunity Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,674	$10,742	$10,186	$10,583
Jun-2016	$10,197	$11,171	$10,797	$11,091
Jun-2017	$11,918	$13,170	$10,763	$12,443
Jun-2018	$12,980	$15,064	$10,720	$13,666
Jun-2019	$13,419	$16,633	$11,564	$15,041
Jun-2020	$14,866	$17,881	$12,575	$16,302
Jun-2021	$18,821	$25,175	$12,533	$20,751
Jun-2022	$17,852	$22,503	$11,243	$18,613
Jun-2023	$20,122	$26,912	$11,137	$21,091
Jun-2024	$22,325	$33,521	$11,430	$24,815

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	5.37%	10.95%	10.72%	8.36%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	10.32%	17.66%	10.53%	9.51%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$129,545,971
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$557,078
Portfolio Turnover	65%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.1%
Exchange-Traded Funds	66.6%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
65.6%
Money Market Funds
49.2%
Fixed Income
32.7%
Liabilities in Excess of Other Assets
-47.5%

Value	Value
Liabilities in Excess of Other Assets	-47.5%
Fixed Income	32.7%
Money Market Funds	49.2%
Equity	65.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	32.6%
First American Treasury Obligations Fund, Class X	16.6%
Technology Select Sector SPDR Fund	15.4%
JPMorgan Core Plus Bond ETF	13.0%
Vanguard Intermediate-Term Treasury ETF	8.7%
Financial Select Sector SPDR Fund	8.0%
Health Care Select Sector SPDR Fund	7.5%
Communication Services Select Sector SPDR Fund	7.5%
Consumer Discretionary Select Sector SPDR Fund	6.5%
Industrial Select Sector SPDR Fund	5.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Dynamic U.S. Opportunity Fund - Class I (ICSIX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Dynamic-USI-SAR 063024

Dynamic U.S. Opportunity Fund

Class N (ICSNX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$74	1.49%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic U.S. Opportunity Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$24,815
$21,799
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Dynamic U.S. Opportunity Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,658	$10,742	$10,186	$10,583
Jun-2016	$10,143	$11,171	$10,797	$11,091
Jun-2017	$11,821	$13,170	$10,763	$12,443
Jun-2018	$12,851	$15,064	$10,720	$13,666
Jun-2019	$13,259	$16,633	$11,564	$15,041
Jun-2020	$14,647	$17,881	$12,575	$16,302
Jun-2021	$18,510	$25,175	$12,533	$20,751
Jun-2022	$17,510	$22,503	$11,243	$18,613
Jun-2023	$19,687	$26,912	$11,137	$21,091
Jun-2024	$21,799	$33,521	$11,430	$24,815

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	5.30%	10.73%	10.45%	8.10%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	10.32%	17.66%	10.53%	9.51%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$129,545,971
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$557,078
Portfolio Turnover	65%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.1%
Exchange-Traded Funds	66.6%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-47.5%
Fixed Income	32.7%
Money Market Funds	49.2%
Equity	65.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	32.6%
First American Treasury Obligations Fund, Class X	16.6%
Technology Select Sector SPDR Fund	15.4%
JPMorgan Core Plus Bond ETF	13.0%
Vanguard Intermediate-Term Treasury ETF	8.7%
Financial Select Sector SPDR Fund	8.0%
Health Care Select Sector SPDR Fund	7.5%
Communication Services Select Sector SPDR Fund	7.5%
Consumer Discretionary Select Sector SPDR Fund	6.5%
Industrial Select Sector SPDR Fund	5.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Dynamic U.S. Opportunity Fund - Class N (ICSNX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Dynamic-USN-SAR 063024

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Dynamic International Opportunity Fund
Dynamic U.S. Opportunity Fund

Semi-Annual Report
June 30, 2024

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.6%
	EQUITY - 81.6%
55,200	Franklin FTSE Australia ETF	$1,590,914
48,088	Franklin FTSE Brazil ETF(a)	799,223
109,899	Franklin FTSE Canada ETF	3,680,056
122,989	Franklin FTSE China ETF(a)	2,037,337
120,789	Franklin FTSE Germany ETF(a),(b)	2,897,752
118,179	Franklin FTSE India ETF	4,710,615
351,839	Franklin FTSE Japan ETF	10,118,889
69,765	Franklin FTSE Russia ETF(b),(c),(d),(e)	698
64,970	Franklin FTSE South Korea ETF(a)	1,420,894
96,410	Franklin FTSE Switzerland ETF(b)	3,205,739
68,020	Franklin FTSE Taiwan ETF	3,308,493
206,532	Franklin FTSE United Kingdom ETF	5,429,726
173,109	iShares China Large-Cap ETF(a)	4,499,103
115,182	iShares MSCI Australia ETF	2,813,896
19,167	iShares MSCI Denmark ETF	2,410,538
161,673	iShares MSCI France ETF(a)	6,108,006
79,428	iShares MSCI Germany ETF(a)	2,432,085
78,980	iShares MSCI India ETF	4,405,504
117,769	iShares MSCI Italy ETF	4,222,019
36,292	iShares MSCI Mexico ETF(a)	2,054,490
78,321	iShares MSCI Netherlands ETF	3,934,064
6,912	iShares MSCI Saudi Arabia ETF	280,765
9,698	iShares MSCI South Korea ETF	640,941
58,495	iShares MSCI Spain ETF	1,826,799
54,589	iShares MSCI Sweden ETF	2,197,207
41,302	iShares MSCI Taiwan ETF	2,238,155
106,111	iShares MSCI United Kingdom ETF	3,701,152
21,185	JPMorgan BetaBuilders Canada ETF	1,376,389
58,064	JPMorgan BetaBuilders Japan ETF	3,276,552
	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,355,559)	87,618,001

See accompanying notes to consolidated financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 35.2%
	COLLATERAL FOR SECURITIES LOANED - 18.2%
19,579,975	Mount Vernon Liquid Assets Portfolio, 5.46%(f),(g)	$19,579,975

	MONEY MARKET FUND - 17.0%
18,186,055	First American Treasury Obligations Fund, Class X, 5.21%(f)	18,186,055

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,766,030)	37,766,030

	TOTAL INVESTMENTS - 116.8% (Cost $122,121,589)	$125,384,031
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8)%	(17,998,565)
	NET ASSETS -100.0%	$107,385,466

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $19,176,027.

(b)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Non-income producing security.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Restricted security.

(f)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2024 is $19,579,975.

See accompanying notes to consolidated financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 65.6%
112,840	Communication Services Select Sector SPDR Fund(a)	$9,665,874
46,191	Consumer Discretionary Select Sector SPDR Fund	8,425,238
67,927	Consumer Staples Select Sector SPDR Fund(a)	5,201,850
35,693	Energy Select Sector SPDR Fund	3,253,417
252,788	Financial Select Sector SPDR Fund(a)	10,392,115
66,639	Health Care Select Sector SPDR Fund(a)	9,712,634
58,523	Industrial Select Sector SPDR Fund(a)	7,132,198
22,099	Materials Select Sector SPDR Fund(a)	1,951,563
34,008	Real Estate Select Sector SPDR Fund	1,306,247
88,369	Technology Select Sector SPDR Fund	19,991,718
28,606	Utilities Select Sector SPDR Fund	1,949,213
32,455	Vanguard Small-Cap Value ETF	5,923,687
		84,905,754
	FIXED INCOME - 32.7%
59,079	Janus Henderson AAA CLO ETF	3,005,939
364,094	JPMorgan Core Plus Bond ETF	16,868,475
49,896	JPMorgan Ultra-Short Income ETF(a)	2,518,251
94,926	SPDR Portfolio Long Term Treasury ETF	2,583,886
193,495	Vanguard Intermediate-Term Treasury ETF(a)	11,267,214
85,613	Vanguard Total Bond Market ETF	6,168,417
		42,412,182

	TOTAL EXCHANGE-TRADED FUNDS (Cost$106,039,003)	127,317,936

	SHORT-TERM INVESTMENTS — 49.2%
	COLLATERAL FOR SECURITIES LOANED — 32.6%
42,204,693	Mount Vernon Liquid Assets Portfolio, 5.46%	42,204,693

	MONEY MARKET FUND - 16.6%
21,590,880	First American Treasury Obligations Fund, Class X, 5.21%	21,590,880

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,795,573)	63,795,573

See accompanying notes to consolidated financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Fair Value
TOTAL INVESTMENTS - 147.5% (Cost $169,834,576)	$191,113,509
LIABILITIES IN EXCESS OF OTHER ASSETS - (47.5)%	(61,567,538)
NET ASSETS - 100.0%	$129,545,971

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $41,193,454.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2024 is $42,204,693.

See accompanying notes to consolidated financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$113,433,738	$169,834,576
Investments in affiliated securities, at cost	8,687,851	—
Total Securities, at cost	$122,121,589	$169,834,576
Investments in unaffiliated securities, at fair value	$119,279,843	$191,113,509
Investments in affiliated securities, at fair value	6,104,188	—
Total Securities, at value	$125,384,031	$191,113,509
Receivable for investments sold	1,586,588	8,897,592
Receivable for Fund shares sold	—	6,842
Receivable for securities lending income	35,319	4,214
Dividends and interest receivable	86,239	111,008
Prepaid expenses and other assets	5,927	21,712
TOTAL ASSETS	127,098,104	200,154,877

LIABILITIES
Collateral on securities loaned (see note 4)	19,579,975	42,204,693
Payable for investments purchased	—	28,180,587
Payable for Fund shares redeemed	1	43,586
Investment advisory fees payable	82,526	98,225
Distribution (12b-1) fees payable	424	1,574
Payable to related parties	17,894	26,355
Accrued expenses and other liabilities	31,818	53,886
TOTAL LIABILITIES	19,712,638	70,608,906
NET ASSETS	$107,385,466	$129,545,971

Net Assets Consist Of:
Paid in capital	$103,447,317	$99,207,561
Accumulated earnings	3,938,149	30,338,410
NET ASSETS	$107,385,466	$129,545,971

Net Asset Value Per Share:
Class I Shares:
Net Assets	$105,328,488	$121,728,046
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,390,740	7,389,074
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.55	$16.47

Class N Shares:
Net Assets	$2,056,978	$7,817,925
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	163,542	474,553
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.58	$16.47

See accompanying notes to consolidated financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2024

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund

INVESTMENT INCOME
Dividends	$1,339,960	$1,112,400
Dividend income from affiliates	152,909	—
Interest	469,892	175,014
Securites Lending - Net of fees	145,812	27,515
TOTAL INVESTMENT INCOME	2,108,573	1,314,929

EXPENSES
Investment advisory fees	530,798	614,236
Distribution (12b-1) fees:
Class N	2,802	9,857
Administration fees	27,522	26,627
Third party administrative services fees	26,256	36,014
Transfer agent fees	20,120	30,509
Fund accounting fees	18,471	24,497
Trustees’ fees	14,322	14,545
Registration fees	13,102	18,804
Legal fees	12,684	13,927
Audit fees	7,458	7,458
Compliance officer fees	7,096	8,419
Insurance expense	5,682	9,135
Shareholder reporting expense	5,373	7,249
Custody fees	4,930	6,904
Other expenses	1,232	1,500
TOTAL EXPENSES	697,848	829,681

Less: Fees waived by the Adviser	(36,776)	(57,158)

NET EXPENSES	661,072	772,523
NET INVESTMENT INCOME	1,447,501	542,406

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Unaffiliated investment transactions	729,255	8,804,767
Affiliated investment transactions	213,199	—
	942,454	8,804,767

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	699,736	(2,753,375)
Affiliated investments	(50,996)	—
	648,740	(2,753,375)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,591,194	6,051,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,038,695	$6,593,798

See accompanying notes to consolidated financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$1,447,501	$2,411,116
Net realized gain from investment transactions	942,454	837,271
Distributions of realized gains from underlying investment companies	—	26,907
Net change in unrealized appreciation of investments	648,740	7,134,167
Net increase in net assets resulting from operations	3,038,695	10,409,461

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	—	(2,355,496)
Class N	—	(49,684)
Total distributions paid	—	(2,405,180)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	7,559,081	16,306,392
Class N	30,715	1,171,980
Net asset value of shares issued in reinvestment of distributions
Class I	—	2,134,504
Class N	—	37,930
Payments for shares redeemed
Class I	(7,440,209)	(11,193,009)
Class N	(688,600)	(7,528,886)
Net increase/(decrease) in net assets from shares of beneficial interest	(539,013)	928,911

TOTAL INCREASE IN NET ASSETS	2,499,682	8,933,192

NET ASSETS
Beginning of Year/Period	104,885,784	95,952,592
End of Year/Period	$107,385,466	$104,885,784

See accompanying notes to consolidated financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
SHARE ACTIVITY - CLASS I
Shares sold	613,471	1,375,104
Shares reinvested	—	178,620
Shares redeemed	(599,379)	(948,783)
Net increase in shares of beneficial interest outstanding	14,092	604,941

SHARE ACTIVITY - CLASS N
Shares sold	2,433	100,013
Shares reinvested	—	3,163
Shares redeemed	(56,102)	(632,084)
Net decrease in shares of beneficial interest outstanding	(53,669)	(528,908)

See accompanying notes to consolidated financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$542,406	$1,051,021
Net realized gain from investment transactions	8,804,767	1,187,528
Net change in unrealized appreciation/(depreciation) of investments	(2,753,375)	15,007,248
Net increase in net assets resulting from operations	6,593,798	17,245,797

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains:
Class I	—	(1,031,339)
Class N	—	(57,869)
Total distributions paid	—	(1,089,208)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	21,111,570	33,537,880
Class N	785,364	6,043,700
Net asset value of shares issued in reinvestment of distributions
Class I	—	746,850
Class N	—	53,104
Payments for shares redeemed
Class I	(12,554,758)	(58,716,514)
Class N	(1,528,443)	(9,410,997)
Net increase/(decrease) in net assets from shares of beneficial interest	7,813,733	(27,745,977)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	14,407,531	(11,589,388)

NET ASSETS
Beginning of Year/Period	115,138,440	126,727,828
End of Year/Period	$129,545,971	$115,138,440

See accompanying notes to consolidated financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
SHARE ACTIVITY - CLASS I
Shares sold	1,327,132	2,316,997
Shares reinvested	—	48,091
Shares redeemed	(782,131)	(4,074,910)
Net increase/(decrease) in shares of beneficial interest outstanding	545,001	(1,709,822)

SHARE ACTIVITY - CLASS N
Shares sold	49,181	411,251
Shares reinvested	—	3,415
Shares redeemed	(95,052)	(656,253)
Net decrease in shares of beneficial interest outstanding	(45,871)	(241,587)

See accompanying notes to consolidated financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended		Year Ended
	June 30, 2024		December 31,	December 31,	December 31,	December 31,	December 31,		November 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Net asset value, beginning of year/period	$12.20		$11.26	$13.18	$13.16	$10.43	$10.41		$10.47
Activity from investment operations:
Net investment income (1)	0.17		0.29	0.14	0.12	0.09	0.10		0.20
Net realized and unrealized gain/(loss) on investments	0.18		0.94	(1.92)	0.02	2.75	0.10		(0.06)
Total from investment operations	0.35		1.23	(1.78)	0.14	2.84	0.20		0.14
Less distributions from:
Net investment income	—		(0.29)	(0.14)	(0.12)	(0.09)	(0.17)		(0.20)
Return of capital	—		—	—	—	(0.02)	(0.01)		—
Total distributions	—		(0.29)	(0.14)	(0.12)	(0.11)	(0.18)		(0.20)
Paid in capital from redemption fees	—		—	—	—	—	—		0.00 (6)
Net asset value, end of year/period	$12.55		$12.20	$11.26	$13.18	$13.16	$10.43		$10.41
Total return (2)	2.87	% (8)	10.95%	(13.47)%	1.05%	27.20%	1.91	% (8)	1.39%
Net assets, at end of year/period (000s)	$105,328		$102,227	$87,534	$104,565	$102,191	$85,441		$84,257
Ratio of gross expenses to average net assets (3)(4)	1.31	% (7)	1.34%	1.36%	1.34%	1.38%	1.45	% (7)	1.41%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24	% (7)	1.24%
Ratio of net investment income to average net assets (4)(5)	2.74	% (7)	2.46%	1.17%	0.91%	0.82%	11.59	% (7)	1.93%
Portfolio turnover rate	39	% (8)	62%	115%	54%	180%	0	% (8)	79%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period* Ended		Year Ended
	June 30, 2024		December 31,	December 31,	December 31,	December 31,	December 31,		November 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Net asset value, beginning of year/period	$12.24		$11.28	$13.21	$13.18	$10.46	$10.40		$10.45
Activity from investment operations:
Net investment income (1)	0.14		0.12	0.12	0.09	0.07	0.10		0.18
Net realized and unrealized gain/(loss) on investments	0.20		1.07	(1.93)	0.02	2.73	0.10		(0.07)
Total from investment operations	0.34		1.19	(1.81)	0.11	2.80	0.20		0.11
Less distributions from:
Net investment income	—		(0.23)	(0.12)	(0.08)	(0.06)	(0.13)		(0.16)
Return of capital	—		—	—	—	(0.02)	(0.01)		—
Total distributions	—		(0.23)	(0.12)	(0.08)	(0.08)	(0.14)		(0.16)
Paid in capital from redemption fees	—		—	—	—	—	—		0.00 (6)
Net asset value, end of year/period	$12.58		$12.24	$11.28	$13.21	$13.18	$10.46		$10.40
Total return (2)	2.78	% (8)	10.61%	(13.72)%	0.86%	26.78%	1.95	% (8)	1.09%
Net assets, at end of year/period (000s)	$2,057		$2,659	$8,418	$9,217	$8,791	$7,052		$7,822
Ratio of gross expenses to average net assets (3)(4)	1.56	% (7)	1.61%	1.61%	1.59%	1.63%	1.70	% (7)	1.68%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%	1.49	% (7)	1.49%
Ratio of net investment income to average net assets (4)(5)	2.22	% (7)	1.01%	0.99%	0.65%	0.60%	10.88	% (7)	1.83%
Portfolio turnover rate	39	% (8)	62%	115%	54%	180%	0	% (8)	79%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period* Ended		Year Ended
	June 30, 2024		December 31,	December 31,	December 31,	December 31,		December 31,		November 30,
	(Unaudited)		2023	2022	2021	2020		2019		2019
Net asset value, beginning of year/period	$15.63		$13.60	$15.08	$13.71	$12.21		$12.04		$12.31
Activity from investment operations:
Net investment income (1)	0.07		0.12	0.12	0.01	0.05		0.07		0.13
Net realized and unrealised gain/(loss) on investments	0.77		2.06	(1.25)	2.18	2.24		0.16		0.83
Total from investment operations	0.84		2.18	(1.13)	2.19	2.29		0.23		0.96
Less distributions from:
Net investment income	—		(0.15)	(0.11)	(0.01)	(0.11)		(0.06)		(0.09)
Net realized gains	—		—	(0.24)	(0.81)	(0.68)		—		(1.14)
Total distributions	—		(0.15)	(0.35)	(0.82)	(0.79)		(0.06)		(1.23)
Paid in capital from redemption fees	—		—	—	—	—		—		0.00 (6)
Net asset value, end of year/period	$16.47		$15.63	$13.60	$15.08	$13.71		$12.21		$12.04
Total return (2)	5.37	% (8)	16.05%	(7.50)%	16.19%	18.86	% (9)	1.91	% (8)(9)	10.33%
Net assets, at end of year/period (000s)	$121,728		$106,992	$116,352	$97,667	$74,289		$44,768		$44,097
Ratio of gross expenses to average net assets (3)(4)	1.33	% (7)	1.33%	1.35%	1.36%	1.42%		1.40	% (7)	1.42%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%		1.24	% (7)	1.24%
Ratio of net investment income to average net assets (4)(5)	0.90	% (7)	0.83%	0.83%	0.04%	0.40%		6.50	% (7)	1.13%
Portfolio turnover rate	65	% (8)	70%	184%	95%	306%		13	% (8)	223%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to consolidated financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period* Ended		Year Ended
	June 30, 2024		December 31,	December 31,	December 31,	December 31,		December 31,		November 30,
	(Unaudited)		2023	2022	2021	2020		2019		2019
Net asset value, beginning of year/period	$15.65		$13.62	$15.09	$13.74	$12.25		$12.05		$12.30
Activity from investment operations:
Net investment income/(loss) (1)	0.05		0.08	0.08	(0.03)	0.01		0.06		0.10
Net realized and unrealised gain/(loss) on investments	0.77		2.06	(1.23)	2.19	2.25		0.17		0.84
Total from investment operations	0.82		2.14	(1.15)	2.16	2.26		0.23		0.94
Less distributions from:
Net investment income	—		(0.11)	(0.08)	—	(0.09)		(0.03)		(0.05)
Net realized gains	—		—	(0.24)	(0.81)	(0.68)		—		(1.14)
Total distributions	—		(0.11)	(0.32)	(0.81)	(0.77)		(0.03)		(1.19)
Paid in capital from redemption fees	—		—	—	—	—		—		0.00 (6)
Net asset value, end of year/period	$16.47		$15.65	$13.62	$15.09	$13.74		$12.25		$12.05
Total return (2)	5.24	% (8)(9)	15.73%	(7.66)%	15.92%	18.46	% (9)	1.88	% (8)(9)	10.10%
Net assets, at end of year/period (000s)	$7,818		$8,146	$10,375	$10,739	$9,616		$7,200		$7,186
Ratio of gross expenses to average net assets (3)(4)	1.58	% (7)	1.58%	1.60%	1.62%	1.67%		1.65	% (7)	1.70%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%		1.49	% (7)	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	0.58	% (7)	0.58%	0.55%	(0.21)%	0.11%		6.24	% (7)	0.90%
Portfolio turnover rate	65	% (8)	70%	184%	95%	306%		13	% (8)	223%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset value and returns for shareholder processing.

See accompanying notes to consolidated financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds are “fund of funds” in that each Fund will generally invest in other investment companies. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

Effective December 31, 2019, the Funds changed their fiscal year-end from November 30 to December 31 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$87,618,001	$—	$—	$87,618,001
Short-Term Investments	37,766,030	—	—	37,766,030
Total	$125,384,031	$—	$—	$125,384,031

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$127,317,936	$—	$—	$127,317,936
Short-Term Investment	63,795,573	—	—	63,795,573
Total	$191,113,509	$—	$—	$191,113,509

The Funds did not hold any Level 3 securities during the six months ended June 30, 2024.

*	See each Fund’s Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022, or expected to be taken in either Fund’s December 31, 2023 tax returns.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$34,708,617	$38,375,672
DUOF	84,666,810	76,815,948

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income, net of fees, is disclosed in the DIOF’s and DUOF’s Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024.

			Gross Amounts not Offset in the
			Statements of Assets and Liabilities
		Net Amounts of Assets
Gross Amount of	Gross Amounts offset	Presented in the
Recognized	in the Statements of	Statements of Assets and	Financial	Cash Collateral
Assets	Assets and Liabilities	Liabilities	Instruments	Pledged	Net Amount
$19,579,975	$—	$19,579,975	$19,579,975	$—	$19,579,975
$42,204,693	$—	$42,204,693	$42,204,693	$—	$42,204,693

The following table breaks out the holdings pledged as collateral as of June 30, 2024:

Secured Borrowings

Securities Lending Transactions

Overnight and Continuous
DIOF
Mount Vernon Liquid Assets Portfolio	$19,579,975
$19,579,975
DUOF
Mount Vernon Liquid Assets Portfolio	$42,204,693
$42,204,693

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

For the six months ended June 30, 2024, the Adviser earned the following:

DIOF	DUOF
$530,798	$614,236

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the six months ended June 30, 2024, the Adviser waived the following expenses:

DIOF	DUOF
$36,776	$57,158

The following amounts are subject to recapture by the Funds by the following dates:

	12/31/2024	12/31/2025	12/31/2026
DIOF	$118,488	$120,203	$102,045
DUOF	$122,993	$126,906	$117,206

As of December 31, 2023, $130,063 and $114,884 in waived advisory fees expired unrecouped for DIOF and DUOF, respectively.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2024, pursuant to the Class N Plan, DIOF paid $2,802 in 12b-1 fees and DUOF paid $9,857 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for DIOF during the six months ended June 30, 2024 with affiliated companies are as follows:

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/		Shares-End of	Dividends Credited to
CUSIP	Description	Year/Period	Purchases	Sales Proceeds	Gain	(Depreciation)	Value-End of Year	Year/Period	Income
35473P843	Franklin FTSE Australia ETF*	$1,570,302	$—	$—	$—	$20,612	$1,590,914	55,200	$18,990
35473P785	Franklin FTSE Germany ETF	2,795,818	—	—	—	101,934	2,897,752	120,789	72,343
35473P777	Franklin FTSE Hong Kong ETF**	1,171,552	—	1,059,176	(647,265)	534,889	—	—	—
35473P728	Franklin FTSE Russia ETF	698	—	—	—	—	698	69,765	—
35473P694	Franklin FTSE Switzerland ETF	5,320,463	—	2,174,994	213,199	(152,929)	3,205,739	96,410	61,576
	Total	$10,858,833				$504,506	$7,695,103		$152,909

*	This security was not an affiliated company as of June 30, 2024.

**	This security was not held as of June 30, 2024.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$122,337,548	$7,609,196	$(4,562,713)	$3,046,483
DUOF	170,236,809	21,187,997	(311,297)	20,876,700

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2023 and December 31, 2022, and were as follows:

For the year ended December 31, 2023:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
DIOF	$2,405,180	$—	$2,405,180
DUOF	1,089,208	—	1,089,208

For the year ended December 31, 2022:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
DIOF	$1,202,313	$—	$1,202,313
DUOF	1,609,983	1,539,073	3,149,056

As of December 31, 2023, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
DIOF	$—	$5,936	$—	$—	$(1,504,225)	$—	$2,397,743	$899,454
DUOF	—	114,537	—	—	—	—	23,630,075	23,744,612

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

At December 31, 2023, DIOF had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF
DIOF	$1,504,225	$—	$1,504,225	$864,178

9.	FOREIGN TAX CREDIT (Unaudited)

DIOF intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended December 31, 2023 and December 31, 2022, were as follows:

For fiscal year ended
December 31, 2023	Foreign Taxes Paid	Foreign Source Income
DIOF	$0.0266	$0.2802

For fiscal year ended
December 31, 2022	Foreign Taxes Paid	Foreign Source Income
DIOF	$0.0140	$0.1466

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
DIOF	62.7%
NFS
LPL Financial	25.6%

DUOF
LPL Financial	33.7%

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the Meeting ) of the Board of Trustees (the Board ) of Northern Lights Fund Trust II (the Trust ) held on October 25, 2023, the Board, including the disinterested Trustees (the Independent Trustees ), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund ( Dynamic International ) and the Dynamic U.S. Opportunity Fund ( Dynamic U.S. and together with Dynamic International, the Dynamic Funds ) and Innealta Capital, LLC ( Innealta ) (the Innealta Advisory Agreement ).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust s outside legal counsel discussing in detail the Trustees fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

Nature, Extent and Quality of Services. The Board reviewed materials provided by Innealta related to the proposed renewal of the Innealta Advisory Agreement, including Innealta s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed Innealta s research capabilities, the quality of Innealta s compliance infrastructure and the experience of its management personnel. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among Innealta s respective clients; and whether Innealta s CCO would routinely review the portfolio managers performance of their duties to ensure compliance under Innealta s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Dynamic U.S. and Dynamic International s investment limitations. The Board also discussed details of Innealta s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta s representation that the prospectus and statement of additional information for Dynamic U.S. and Dynamic International accurately describe such Fund s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta s owners had the ability to make additional contributions, in order to meet its obligations to each of Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Dynamic U.S. and Dynamic International were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S. and Dynamic International as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year, five-year and since inception periods ended September 30, 2023. The Board noted that Dynamic International outperformed the peer group median, but underperformed the Morningstar category median and its benchmark (the MSCI ACWI ex USA Index (USD)) for the one-year period, underperformed the peer group median, Morningstar category median and benchmark for the three-year and since inception periods, but outperformed the peer group median, Morningstar category median and benchmark for the five-year period. The Board noted Dynamic International s tactical approach and lower risk profile and improved performance over the last year. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group median and Morningstar category median (the Tactical Allocation category) but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year, three-year, five-year and since inception periods. The Board noted the portfolio managers ability to manage risk and the robust investment team. After further discussion, the

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

Board concluded that the past performance of each of Dynamic U.S. and Dynamic International was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Dynamic U.S. and Dynamic International s advisory fee and total operating expenses as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic International under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the top of its peer group and Morningstar category while the advisory fee for Dynamic U.S. was slightly above the Morningstar category median and equal to the peer group median. The Board also reviewed the net expenses for each of Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category noting that Fund assets were well below the Morningstar category average and many funds in its peer group which likely contributed to higher net expenses for Dynamic International. The Board noted that Dynamic International was likely not benefiting from economies of scale like some of its peers. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International s average net assets for Class N and Class I Shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta s experience, expertise and services provided to each of Dynamic U.S. and Dynamic International, the advisory fee charged by Innealta for each of Dynamic U.S. and Dynamic International was not unreasonable and, while the advisory fee for Dynamic International was the highest in its peer group and Morningstar category, it was similar to another fund in the upper range in its peer group and Morningstar category.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta s relationship with each of Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Dynamic U.S. and Dynamic International, and Innealta s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the Dynamic Funds separately, (a) the terms of the Innealta Advisory Agreement are not unreasonable; (b) the investment advisory fee is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Dynamic Funds and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Innealta Advisory Agreement was in the best interest of each of the Dynamic Funds and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission s ( SEC ) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC ) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	9/5/24